RELATED PARTY TRANSACTIONS (Textual) (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Payments to Fund Long-term Loans to Related Parties		¥ 100,000	$ 14,364	¥ 150,000	¥ 150,000
Investment Income, Interest		17,952	2,579	26,376	19,559
Lionbridge Limited [Member]
Payments to Fund Long-term Loans to Related Parties	[1]	100,000	14,364	150,000	150,000
Investment Income, Interest		3,509	$ 504	7,539	7,457
Bain Advisors
Payment Of Termination Fee					33,887
Bain Advisors [Member]
Payments for Other Fees					¥ 38,537	[2]

[1]	The Group entered into certain entrustment loan agreements with Lionbridge, pursuant to which the Group granted total loans of RMB150,000, RMB150,000 and RMB100,000 (US$14,364) to Lionbridge during the years ended December 31, 2017, 2018 and 2019, respectively, with details set forth below:
[2]	During the years ended December 31, 2017, 2018 and 2019, the Group accrued consulting fees of RMB38,537, RMB nil and nil, respectively, to Bain Advisors, an affiliate of the Group’s majority shareholder, which included a lump sum consulting termination fee of RMB33,887 to Bain Advisors as a result of the IPO for the year ended December 31, 2017. (note 12 c) (2).